Current Assets and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses
Prepaid expenses as of December 31, 2015 and 2014 consist of the following:

(in US$ millions)	2015	2014
Prepaid operating lease	21.7	22.7
Other prepaid expenses	1.2	1.7
Total prepaid expenses	22.9	24.4
Of which non-current	21.7	22.7
Of which current	1.2	1.7
Total prepaid expenses	22.9	24.4

Schedule of Other Receivables and Current Assets
The other receivables and current assets as of December 31, 2015 and 2014 are as follows:

(in US$ millions)	2015	2014
VAT and other tax receivables	4.3	2.8
Inventories	4.3	3.3
Harbor receivable	—	10.7
Other receivables	4.1	5.1
Total other receivables and current assets	12.7	21.9